Cover Page	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Entity Registrant Name	NUCANA PLC
Entity Central Index Key	0001709626
Current Fiscal Year End Date	--12-31